Income Taxes - Schedule of Unrecognized Deferred Tax Assets (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 34,712,675	$ 32,983,223	$ 31,555,913
Net operating losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	20,664,345	19,160,218	17,821,631
Scientific research and experimental development
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	7,406,169	7,406,099	7,394,707
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	3,988,606	3,988,325	3,990,664
Undepreciated capital costs in excess of book value of property and equipment and intellectual property
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	1,949,611	1,927,640	1,908,654
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	696,346	493,343	432,659
Net capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax asset	$ 7,598	$ 7,598	$ 7,598